Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of Condensed Financial Information - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
ASSETS
Cash and cash equivalents	$ 4,598		$ 10,336
Prepayments, deposits and other current assets	9,291,400		8,272,000
Investment in subsidiaries	13,340,885		13,340,885
Total assets	22,636,883		21,623,211
LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible notes	511,030
Accrued expenses and other current liabilities	24,625		55,000
Total liabilities	535,655		55,000
SHAREHOLDERS’ EQUITY
Preference share, $0.0001 per value, 1,000,000 shares authorized, 0 shares issued and outstanding as of March 31, 2024 and September 30, 2023
Additional paid-in capital	24,235,939		23,256,219
Retained earnings	(2,136,392)		(1,689,399)
Accumulated other comprehensive loss
Total equity of the Company’s shareholders	22,101,228		21,568,221
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,636,883		21,623,221
Operating expenses:
General and administrative expenses	(424,073)	$ (329,931)
Bank charges and others	(22,290)
Total operating expenses	(446,993)	(329,931)
Other non-business income
Net loss	(446,993)	(329,931)
Total comprehensive loss	(446,993)	(329,931)
Cash Flows from Operating Activities:
Net loss	(446,993)	(329,931)
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(1,019,400)	325,000
Accrued expenses and current liabilities	(19,345)
Net cash used in operating activities	(1,485,738)	(4,931)
Cash Flows from Investing Activities:
Long-term investment
Net cash used in investing activities
Cash Flows from Financing Activities:
Net proceeds from private placement	980,000
Payments to related parties
Convertible notes	500,000
Net cash provided by financing activities	1,480,000
Effect of changes in currency exchange rates
Net decrease in cash and cash equivalents	(5,738)	(4,931)
Cash, cash equivalents and restricted cash at the beginning of year	10,336	17,673
Cash and cash equivalents and restricted cash at the end of year	4,598	$ 12,742
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	1,481		1,401
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 200